Qualifying Transaction (Details) - USD ($)	Dec. 31, 2021	Jan. 15, 2021
Total consideration transferred		$ 832,606,818
Assets acquired
Cash, restricted cash and restricted cash equivalents	$ 33,213	15,164,125
Accounts receivable		4,120,042
Inventory	2,954,667	23,749,280
Prepaid expenses	625,876	3,888,447
Indemnification assets	1,845,126	4,199,029
Property and equipment	5,313,218	12,254,204
Intangible assets	33,427,570	254,540,000
Right-of-use assets - operating		17,458,245
Right-of-use assets - finance		26,176,837
Investment in associate		6,500,000
Investment in non-marketable securities		591,545
Security deposits and other	61,185	1,040,464
Total assets acquired	69,965,980	369,682,218
Liabilities assumed
Accounts payable and accrued liabilities	11,668,796	49,190,168
Consideration payable		5,431,626
Deferred tax liability	9,816,953	39,683,093
Lease liabilities	16,060,072	55,391,521
Total liabilities assumed	40,640,741	154,055,094
Goodwill	$ 45,666,784	616,979,694
Loans Payable [Member]
Liabilities assumed
Loans payable		3,358,686
Line Of Credit [Member]
Liabilities assumed
Loans payable		1,000,000
Left Coast Ventures Inc [Member]
Assets acquired
Cash, restricted cash and restricted cash equivalents		3,022,262
Accounts receivable		1,090,811
Inventory		6,258,063
Prepaid expenses		215,938
Indemnification assets		2,000,000
Property and equipment		3,305,145
Intangible assets		20,740,000
Right-of-use assets - operating		4,461,809
Investment in associate		6,500,000
Security deposits and other		137,051
Total assets acquired		47,731,079
Liabilities assumed
Accounts payable and accrued liabilities		14,817,802
Consideration payable		2,972,782
Deferred tax liability		4,199,766
Lease liabilities		4,461,809
Total liabilities assumed		26,750,595
Goodwill		99,671,457
Total Consideration Transferred		120,651,941
Left Coast Ventures Inc [Member] | Loans Payable [Member]
Liabilities assumed
Loans payable		298,436
S I S U Extraction L L C [Member]
Assets acquired
Cash, restricted cash and restricted cash equivalents		976,906
Accounts receivable		1,022,532
Inventory		5,580,258
Prepaid expenses		82,701
Property and equipment		1,163,902
Intangible assets		46,200,000
Right-of-use assets - operating		880,863
Security deposits and other		34,175
Total assets acquired		55,941,337
Liabilities assumed
Accounts payable and accrued liabilities		8,242,144
Deferred tax liability		0
Lease liabilities		1,183,451
Total liabilities assumed		10,425,595
Goodwill		46,672,404
Total Consideration Transferred		92,188,146
S I S U Extraction L L C [Member] | Line Of Credit [Member]
Liabilities assumed
Loans payable		1,000,000
Caliva And OG Enterprises Branding, Inc. [Member]
Assets acquired
Cash, restricted cash and restricted cash equivalents		11,164,957
Accounts receivable		2,006,699
Inventory		11,910,959
Prepaid expenses		3,589,808
Indemnification assets		2,199,029
Property and equipment		7,785,157
Intangible assets		187,600,000
Right-of-use assets - operating		12,115,573
Right-of-use assets - finance		26,176,837
Investment in non-marketable securities		591,545
Security deposits and other		869,238
Total assets acquired		266,009,802
Liabilities assumed
Accounts payable and accrued liabilities		26,130,222
Consideration payable		2,458,844
Deferred tax liability		35,483,327
Lease liabilities		49,746,261
Total liabilities assumed		116,878,904
Goodwill		470,635,833
Total Consideration Transferred		619,766,731
Caliva and OGE | Loans Payable [Member]
Liabilities assumed
Loans payable		$ 3,060,250